Label	Element	Value
iMGP Berkshire Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP Berkshire Dividend Growth ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP Berkshire Dividend Growth ETF (the “Fund”) seeks dividend income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of the Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of U.S. companies that pay dividends annually, with an emphasis on stocks that have a strong track record of paying quarterly dividends or that are expected to increase their dividends over the next one to five years. The Fund seeks to generate a growing stream of equity income by investing in a select portfolio of high-quality businesses that the Fund’s sub‑advisor (the “Sub‑Advisor”) believes generally have a high, stable, and growing dividend. The Sub‑Advisor focuses on a company’s regular, periodic dividends in its analysis of dividend growth, but may also take into account past payments of special dividends, meaning a non‑recurring, one‑time dividend distributed to a company’s stockholders. The Fund invests primarily in large-capitalization U.S. companies with market capitalizations of $10 billion or higher at the time of initial purchase.
The Fund seeks to invest in companies that have a current dividend yield that is at least as high as the S&P 500 Index average yield. The Fund may invest in companies with a lower dividend yield, however, if the Sub‑Advisor believes that those companies have a clear path to paying higher dividends.
In selecting investments for the Fund, the Sub‑Advisor considers the amount of a company’s current dividend yield, the stability of the dividend, and the growth of the dividend. The Sub‑Advisor evaluates a company’s balance sheet as it relates to the stability of the dividend, including how the amount of a company’s leverage could potentially impact that dividend. In addition, the Sub‑Advisor looks for companies that have a history of dividend growth, as well as prospects for future dividend growth. In assessing dividend growth, the Sub‑Advisor looks for companies with strong return on equity, which is a measure of a company’s profitability in relation to its stockholders’ equity.
The Fund’s portfolio is comprised of 30 to 40 high-quality companies that the Sub‑Advisor views as reasonably priced, where the companies are paying and growing dividends over a period of time of one to five years. The Fund seeks to provide superior risk-adjusted returns when compared to both the Russell 1000 Value Index and S&P 500 Index. The Fund may focus its investments from time to time in one or more sectors of the economy or stock market as a result of the implementation of its principal investment strategies. The Sub‑Advisor expects that the Fund may focus its investments from time to time in the financial sector.
The Fund may invest up to 15% of its net assets in foreign equity securities, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Depositary Receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.
Securities may be sold if they underperform or to implement a revised allocation based on a modified view of market conditions. The Fund may also sell a security when the Sub‑Advisor believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance. Updated performance information is available on the Fund’s website at www.imgpfunds.com. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
iMGP Berkshire Dividend Growth ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all exchange-traded funds, it is possible to lose money on an investment in the Fund.
iMGP Berkshire Dividend Growth ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
iMGP Berkshire Dividend Growth ETF | Dividend Paying Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Dividend Paying Securities Risk. The Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

iMGP Berkshire Dividend Growth ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions.

iMGP Berkshire Dividend Growth ETF | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

iMGP Berkshire Dividend Growth ETF | Large Capitalization Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

iMGP Berkshire Dividend Growth ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

iMGP Berkshire Dividend Growth ETF | Financial Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Financial Sector Risk. The Fund may from time to time emphasize investments in the financial sector as a result of the implementation of its principal investment strategies. Therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital. To the extent the Fund focuses its investments in the financial sector, the Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

iMGP Berkshire Dividend Growth ETF | ETF Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used.
•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments
•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra‑day (premium) or less than the NAV intra‑day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

iMGP Berkshire Dividend Growth ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

iMGP Berkshire Dividend Growth ETF | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Investment Selection Risk. The sub‑advisor’s portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when the sub‑advisor invests the Fund’s holdings in a limited number of securities, as may be the case with the Fund, because an individual holding can magnify the potential for gains and losses due to its proportional impact on the value of the Fund’s shares.

iMGP Berkshire Dividend Growth ETF | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	New Fund Risk. The Fund is newly formed and has no operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

iMGP Berkshire Dividend Growth ETF | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

iMGP Berkshire Dividend Growth ETF | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.

iMGP Berkshire Dividend Growth ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub‑advisor’s control, including instances at third parties. The Fund, the Advisor and the sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

iMGP Berkshire Dividend Growth ETF | Regulatory Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

iMGP Berkshire Dividend Growth ETF | iMGP Berkshire Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	$ 176

[1]	The Fund’s Rule 12b‑1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[2]	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.